UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-572



                           American Mutual Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)



       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2004

                    Date of reporting period: April 30, 2004



                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

AMERICAN MUTUAL FUND

[front cover: Mt. Rainier National Park in Washington state with mountains in background]

Semi-annual report for the six months ended April 30, 2004

AMERICAN MUTUAL FUND(R) strives for the balanced accomplishment of three objectives -- current income, growth of capital and conservation of principal -- through investments in companies that participate in the growth of the American economy.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2004 (the most recent calendar quarter):


Class A shares                                                      1 year           5 years          10 years

Reflecting 5.75% maximum sales charge                               +22.50%          +3.84%            +10.71%

The fund's 30-day yield for Class A shares as of May 31, 2004, calculated in accordance with the Securities and Exchange Commission formula, was 1.76%. The fund's distribution rate for Class A shares as of that date was 1.91%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 3. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ON THESE TWO PAGES ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or other entity.

[small photo Mt. Rainier National Park in Washington state with mountains in background]



FELLOW SHAREHOLDERS:

American Mutual Fund posted solid results for the six months ended April 30, 2004, with a total return of 6.7% versus 6.3% for its benchmark, the unmanaged Standard & Poor's 500 Composite Index. For the past 12 months, AMF's total return was 20.8% compared with 22.9% for the S&P 500.

For the 12 months ended April 30, the fund's income return with dividends reinvested was 2.4%, compared with the S&P 500's 2.0%. For the past six months, investors received income dividends totaling 24 cents a share and 9 cents per share in capital gain distributions.

It is, of course, over longer periods that the fund's results are most relevant. During the difficult market period of the five years ended April 30, AMF has produced an average annual total return of 3.4%, outpacing the -2.3% return of the S&P 500.

ECONOMIC REVIEW

After two-and-a-half years of growth, the U.S. economy continues to move forward at a vigorous rate. Gross domestic product rose at a 4.4% annual rate in the first quarter of 2004, compared with the 4.1% pace in the fourth quarter of 2003. Corporate earnings have rebounded strongly, and have now fueled a recovery in capital spending and employment. Consumer spending has also remained strong -- fueled by the lowest interest rates in nearly half a century, mortgage refinancing and reduced taxes. As a reflection of the low interest rates and low yields on stocks, the AMF board was compelled to reduce the fund's quarterly dividend in March to 11 cents from 13 cents.

As a result of all the good economic news, the Federal Reserve Board has signaled its intent to raise the federal funds rate to counter an expected rise in inflation. Unfortunately, higher interest rates and tighter credit will likely cause problems for U.S. consumers who carry high credit card balances and variable rate mortgages.

PORTFOLIO REVIEW

With a potentially changing interest rate environment and an unsettled situation in Iraq, we feel it appropriate to hold a reasonable amount of defensive buying reserves in cash, short-term securities and bonds. As of April 30, the fund had 83% of its portfolio in stocks, 14% in cash and 3% in bonds. The portfolio is conservatively structured with our largest industry holdings concentrated in traditional sectors like oil and gas, pharmaceuticals, telecommunications, commercial banks and insurance. These industries have broad exposure to the U.S. economy and have benefited from its recovery.

Since its inception more than 54 years ago, American Mutual Fund has sought the balanced accomplishment of three objectives -- current income, growth of capital and conservation of principal -- through investments in companies that participate in the growth of the American economy. The fund seeks to invest in established, well-managed companies that are reasonably priced and have a history of growing revenues and profits. To be eligible for the portfolio, they also must pay a dividend.

GOING FORWARD

With the prospect of rising interest rates in the near future, we are likely to see corporate earnings growth return to a more normal trend over the next two or three years. Therefore, we believe it is important for shareholders to maintain realistic expectations of their mutual fund returns. This may well be a period where the overall growth in equity markets will be much more subdued than what we have experienced for the past year or so.

American Mutual Fund has continued to attract new investors. In the past six months, the number of shareholder accounts has risen about 17%. We welcome our new shareholders and thank our long-term investors for their faith in the fund.

Cordially,

/s/ James K. Dunton                 /s/ Robert G. O'Donnell
James K. Dunton                     Robert G. O'Donnell
Chairman of the Board               President

June 9, 2004

Past results are not predictive of results in future periods. Current and future results may be lower or higher than past results. Share prices and returns will vary, so investors may lose money.

For current information about the fund, visit americanfunds.com.


OTHER SHARE CLASS RESULTS                                             unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31, 2004 (the most recent calendar quarter):
                                                                                              1 year          Life of class

CLASS B SHARES
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares are sold
     within six years of purchase                                                             +24.03%            +7.20%(1)
Not reflecting CDSC                                                                           +29.03%            +7.60%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +27.88%            +4.63%(2)
Not reflecting CDSC                                                                           +28.88%            +4.63%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                          +29.84%            +5.40%(2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                         +22.40%            +3.13%(4)
Not reflecting maximum sales charge                                                           +29.89%            +6.06%(4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only
     if shares are sold within six years of purchase                                          +23.71%            +3.29%(4)
Not reflecting CDSC                                                                           +28.71%            +5.10%(4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +27.73%            +4.63%(5)
Not reflecting CDSC                                                                           +28.73%            +4.63%(5)

CLASS 529-E SHARES(3)                                                                         +29.41%            +2.42%(6)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                          +29.73%           +16.53%(7)

Figures shown on this page are past results and not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 19, 2002, when Class 529-A and
    Class 529-B shares were first sold.
(5) Average annual total return from February 20, 2002, when Class 529-C shares were first sold.
(6) Average annual total return from March 7, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from September 17, 2002, when Class 529-F shares were first sold.


INVESTMENT PORTFOLIO, April 30, 2004                                unaudited


[begin pie chart]
                                                      Percent
                                                       of net
INDUSTRY DIVERSIFICATION                               assets

Oil & gas                                                7.95 %
Pharmaceuticals                                          7.39
Diversified telecommunication services                   6.47
Commercial banks                                         5.09
Insurance                                                4.80
Other industries                                        51.29
Bonds & notes                                            3.01
Cash & equivalents                                      14.00
                                                       100.00
[end pie chart]


                                                      Percent
                                                       of net
Ten Largest Equity Holdings                            assets

IBM                                                      1.88 %
General Motors                                           1.77
Bank of America                                          1.72
Eli Lilly                                                1.66
J.P. Morgan Chase                                        1.62
BellSouth                                                1.53
Sprint                                                   1.52
General Electric                                         1.47
Fannie Mae                                               1.42
Bristol-Myers Squibb                                     1.30



                                                                                                                          Market
                                                                                                                           value
EQUITY SECURITIES - 82.99%                                                                               Shares            (000)
(common and convertible preferred stocks)

ENERGY
ENERGY EQUIPMENT & SERVICES  -  0.21%
Schlumberger Ltd.                                                                                       440,200         $ 25,765
OIL & GAS  -  7.95%
Ashland Inc.                                                                                          1,700,000           81,430
ChevronTexaco Corp.                                                                                   1,669,950          152,800
ConocoPhillips                                                                                        2,066,589          147,348
Devon Energy Corp.                                                                                    2,000,000          122,400
Exxon Mobil Corp.                                                                                     3,385,000          144,032
Marathon Oil Corp.                                                                                    4,400,000          147,664
Sunoco, Inc.                                                                                          1,503,400           94,564
Unocal Corp.                                                                                          2,580,400           92,998
                                                                                                                       1,009,001

MATERIALS
CHEMICALS  -  1.78%
Air Products and Chemicals, Inc.                                                                      1,550,000           77,205
Dow Chemical Co.                                                                                      1,553,000           61,639
PPG Industries, Inc.                                                                                    500,000           29,655
Praxair, Inc.                                                                                         1,400,000           51,170
CONTAINERS & PACKAGING  -  0.30%
Sonoco Products Co.                                                                                   1,500,000           37,290
PAPER & FOREST PRODUCTS  -  1.95%
Georgia-Pacific Corp., Georgia-Pacific Group                                                          1,900,000           66,690
International Paper Co.                                                                               2,250,000           90,720
MeadWestvaco Corp.                                                                                    3,188,000           83,366
                                                                                                                         497,735

CAPITAL GOODS
AEROSPACE & DEFENSE  -  2.18%
Boeing Co.                                                                                              650,000           27,748
General Dynamics Corp.                                                                                  450,000           42,129
Northrop Grumman Corp.                                                                                1,200,000          119,100
Raytheon Co.                                                                                          1,150,000           37,099
United Technologies Corp.                                                                               500,000           43,130
ELECTRICAL EQUIPMENT  -  0.58%
Emerson Electric Co.                                                                                  1,200,000           72,264
INDUSTRIAL CONGLOMERATES  -  1.93%
General Electric Co.                                                                                  6,050,000          181,197
Tyco International Ltd.                                                                               2,100,000           57,645
MACHINERY  -  0.16%
Caterpillar Inc.                                                                                        250,000           19,432
                                                                                                                         599,744

COMMERCIAL SERVICES & SUPPLIES
COMMERCIAL SERVICES & SUPPLIES  -  1.11%
Pitney Bowes Inc.                                                                                     1,600,000           70,000
ServiceMaster Co.                                                                                     5,600,000           67,928
                                                                                                                         137,928

TRANSPORTATION
ROAD & RAIL  -  1.74%
Burlington Northern Santa Fe Corp.                                                                    1,300,000           42,510
Norfolk Southern Corp.                                                                                6,406,500          152,603
Union Pacific Corp.                                                                                     350,000           20,625
                                                                                                                         215,738

AUTOMOBILES & COMPONENTS
AUTO COMPONENTS  -  1.89%
Delphi Corp.                                                                                          9,550,000           97,410
Magna International Inc., Class A                                                                     1,720,000          135,708
AUTOMOBILES  -  1.77%
General Motors Corp.                                                                                  4,614,800          218,834
                                                                                                                         451,952

CONSUMER DURABLES & APPAREL
HOUSEHOLD DURABLES  -  0.49%
Leggett & Platt, Inc.                                                                                 2,700,000           61,020
TEXTILES, APPAREL & LUXURY GOODS  -  0.52%
NIKE, Inc., Class B                                                                                     150,000           10,792
VF Corp.                                                                                              1,150,000           53,084
                                                                                                                         124,896

HOTELS, RESTAURANTS & LEISURE
HOTELS, RESTAURANTS & LEISURE  -  0.93%
Carnival Corp., units                                                                                 2,050,000           87,473
McDonald's Corp.                                                                                      1,000,000           27,230
                                                                                                                         114,703

MEDIA
MEDIA  -  0.50%
Dow Jones & Co., Inc.                                                                                    96,800            4,462
Knight-Ridder, Inc.                                                                                     500,000           38,720
Walt Disney Co.                                                                                         800,000           18,424
                                                                                                                          61,606

RETAILING
DISTRIBUTORS  -  0.52%
Genuine Parts Co.                                                                                     1,800,000           64,440
MULTILINE RETAIL  -  1.78%
J.C. Penney Co., Inc.                                                                                 2,150,000           72,799
May Department Stores Co.                                                                             1,350,000           41,580
Target Corp.                                                                                          2,450,000          106,256
SPECIALTY RETAIL  -  1.42%
Gap, Inc.                                                                                               800,000           17,608
Lowe's Companies, Inc.                                                                                  810,000           42,169
TJX Companies, Inc.                                                                                   4,700,000          115,479
                                                                                                                         460,331

FOOD & STAPLES RETAILING
FOOD & STAPLES RETAILING  -  1.59%
Albertson's, Inc.                                                                                     2,700,000           63,072
Walgreen Co.                                                                                          1,900,000           65,512
Wal-Mart Stores, Inc.                                                                                 1,200,000           68,400
                                                                                                                         196,984

FOOD & BEVERAGE
BEVERAGES  -  0.39%
Coca-Cola Co.                                                                                           950,000           48,041
FOOD PRODUCTS  -  2.57%
ConAgra Foods, Inc.                                                                                   2,250,000           65,002
General Mills, Inc.                                                                                   1,345,000           65,569
H.J. Heinz Co.                                                                                        3,500,000          133,665
Kraft Foods Inc., Class A                                                                               700,000           23,037
Sara Lee Corp.                                                                                        1,300,000           30,004
                                                                                                                         365,318

HOUSEHOLD & PERSONAL PRODUCTS
HOUSEHOLD PRODUCTS  -  0.93%
Kimberly-Clark Corp.                                                                                  1,110,000           72,649
Procter & Gamble Co.                                                                                    400,000           42,300
PERSONAL PRODUCTS  -  0.79%
Avon Products, Inc.                                                                                   1,167,500           98,070
                                                                                                                         213,019

HEALTH CARE EQUIPMENT & SERVICES
HEALTH CARE EQUIPMENT & SUPPLIES  -  0.67%
Applera Corp. - Applied Biosystems Group                                                              1,176,700           21,851
Becton, Dickinson and Co.                                                                             1,200,000           60,660
HEALTH CARE PROVIDERS & SERVICES  -  1.07%
Aetna Inc.                                                                                              295,000           24,411
CIGNA Corp.                                                                                             400,000           25,804
McKesson Corp.                                                                                        2,500,000           82,150
                                                                                                                         214,876

PHARMACEUTICALS & BIOTECHNOLOGY
PHARMACEUTICALS  -  7.39%
Abbott Laboratories                                                                                     925,000           40,718
Abbott Laboratories when-issued (1)                                                                   1,500,000           61,905
Bristol-Myers Squibb Co.                                                                              6,407,200          160,821
Eli Lilly and Co.                                                                                     2,780,000          205,192
Johnson & Johnson                                                                                     1,775,000           95,903
Merck & Co., Inc.                                                                                     2,050,000           96,350
Pfizer Inc                                                                                            2,958,100          105,782
Schering-Plough Corp.                                                                                 1,471,700           24,622
Wyeth                                                                                                 3,223,000          122,700
                                                                                                                         913,993

BANKS
COMMERCIAL BANKS  -  5.09%
Bank of America Corp. (acquired FleetBoston Financial Corp.)                                          2,638,066          212,338
BANK ONE CORP.                                                                                          200,000            9,874
Comerica Inc.                                                                                         1,400,000           72,282
National City Corp.                                                                                   1,050,000           36,404
PNC Financial Services Group, Inc.                                                                    1,840,000           97,704
SunTrust Banks, Inc.                                                                                    500,000           34,025
U.S. Bancorp                                                                                          1,350,000           34,614
Wachovia Corp.                                                                                          813,600           37,222
Wells Fargo & Co.                                                                                     1,668,750           94,218
THRIFTS & MORTGAGE FINANCE  -  3.56%
Fannie Mae                                                                                            2,550,000          175,236
Freddie Mac                                                                                           2,660,000          155,344
Washington Mutual, Inc.                                                                               2,770,000          109,110
                                                                                                                       1,068,371

DIVERSIFIED FINANCIALS
CAPITAL MARKETS  -  1.93%
Bank of New York Co., Inc.                                                                            1,300,000           37,882
J.P. Morgan Chase & Co.                                                                               5,330,000          200,408
CONSUMER FINANCE  -  0.28%
American Express Co.                                                                                    700,000           34,265
DIVERSIFIED FINANCIAL SERVICES  -  0.84%
Citigroup Inc.                                                                                        2,165,441          104,136
                                                                                                                         376,691

INSURANCE
INSURANCE  -  4.80%
Allstate Corp.                                                                                        1,200,000           55,080
American International Group, Inc.                                                                    1,960,600          140,477
Aon Corp.                                                                                             2,250,000           58,635
Chubb Corp. 7.00% convertible preferred 2005                                                            400,000 units     11,200
Jefferson-Pilot Corp.                                                                                 2,150,000          106,619
Lincoln National Corp.                                                                                1,167,900           52,415
Marsh & McLennan Companies, Inc.                                                                      1,050,000           47,355
UnumProvident Corp.                                                                                   7,800,000          121,290
                                                                                                                         593,071

REAL ESTATE
REAL ESTATE  -  0.35%
Equity Office Properties Trust                                                                          900,000           22,653
Equity Residential                                                                                      748,100           20,543
                                                                                                                          43,196

SOFTWARE & SERVICES
IT SERVICES  -  1.13%
Automatic Data Processing, Inc.                                                                         950,000           41,620
Electronic Data Systems Corp.                                                                         4,406,000           80,586
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004                                               1,030,000 units     17,386
SOFTWARE  -  0.29%
Microsoft Corp.                                                                                       1,400,000           36,358
                                                                                                                         175,950

TECHNOLOGY HARDWARE & EQUIPMENT
COMMUNICATIONS EQUIPMENT  -  0.15%
Motorola, Inc.                                                                                        1,000,000           18,250
COMPUTERS & PERIPHERALS  -  2.96%
Hewlett-Packard Co.                                                                                   6,800,000          133,960
International Business Machines Corp.                                                                 2,635,000          232,328
                                                                                                                         384,538

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.61%
Intel Corp.                                                                                           1,200,000           30,876
Linear Technology Corp.                                                                                 650,000           23,160
Microchip Technology Inc.                                                                             3,400,000           95,268
Texas Instruments Inc.                                                                                2,000,000           50,200
                                                                                                                         199,504

TELECOMMUNICATION SERVICES
DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.47%
ALLTEL Corp.                                                                                          1,000,000           50,340
ALLTEL Corp. 7.75% convertible preferred 2005                                                           500,000 units     24,925
AT&T Corp.                                                                                            8,834,600          151,513
BellSouth Corp.                                                                                       7,350,000          189,704
SBC Communications Inc.                                                                               4,200,000          104,580
Sprint Corp. - FON Group                                                                             10,507,000          187,970
Verizon Communications Inc.                                                                           2,393,000           90,312
                                                                                                                         799,344

UTILITIES
ELECTRIC UTILITIES  -  4.69%
Ameren Corp.                                                                                            300,000           13,116
Ameren Corp. 9.75% ACES convertible preferred 2005                                                    1,200,000 units     32,580
American Electric Power Co., Inc.                                                                     3,700,000          112,628
Dominion Resources, Inc.                                                                                850,000           54,239
Exelon Corp.                                                                                            750,000           50,205
FPL Group, Inc.                                                                                         500,000           31,810
Progress Energy, Inc.                                                                                 1,650,000           70,571
Southern Co.                                                                                          2,700,000           77,652
TECO Energy, Inc.                                                                                     4,244,100           54,027
Xcel Energy Inc.                                                                                      4,945,000           82,730
MULTI-UTILITIES & UNREGULATED POWER  -  1.25%
Duke Energy Corp.                                                                                     4,800,000          101,088
Questar Corp.                                                                                         1,500,000           53,205
                                                                                                                         733,851

MISCELLANEOUS  -  2.48%
Other equity securities in initial period of acquisition                                                                 307,175


TOTAL EQUITY SECURITIES (cost: $8,524,340,000)                                                                        10,259,515



                                                                                                      Principal           Market
                                                                                                         amount            value
BONDS AND NOTES - 3.01%                                                                                   (000)            (000)

TECHNOLOGY HARDWARE & EQUIPMENT  -  0.22%
Motorola, Inc. 6.75% 2006                                                                              $ 25,000           26,564

UTILITIES  -  0.09%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                               9,960           10,488

AGENCY PASS-THROUGH SECURITIES  -  0.09%
Fannie Mae 6.00% 2017 (2)                                                                                10,970           11,459

U.S. TREASURY NOTES & BONDS  -  1.03%
3.875% January 2009  (3)                                                                                113,516          127,310

U.S. AGENCY SECURITIES, NON PASS-THROUGH  -  1.58%
Fannie Mae:
 6.00% 2005                                                                                             160,000          169,491
 5.00% 2007                                                                                              25,000           26,295
                                                                                                                         195,786


TOTAL BONDS AND NOTES (cost: $347,858,000)                                                                               371,607



                                                                                                      Principal           Market
                                                                                                         amount            value
SHORT-TERM SECURITIES - 14.05%                                                                            (000)            (000)

CORPORATE SHORT-TERM NOTES  -  10.34%
American Express Credit Corp. 1.00%-1.02% due 5/3-6/14/2004                                            $ 45,000           44,961
Bank of America Corp. 1.03%-1.04% due 5/3-7/7/2004                                                      105,000          104,856
ChevronTexaco Corp. 0.98%-0.99% due 6/9-6/28/2004                                                        35,000           34,954
Citicorp 1.00%-1.04% due 5/4-6/25/2004                                                                  120,000          119,940
Clorox Co. 0.99% due 5/13/2004                                                                           20,000           19,993
Coca-Cola Co. 1.00% due 5/11-6/18/2004                                                                  140,700          140,595
DuPont (E.I.) de Nemours & Co. 0.99%-1.01% due 5/11-6/7/2004                                            121,600          121,546
Eli Lilly and Co. 0.98% due 5/7/2004 (4)                                                                 25,000           24,995
Gannett Co. 0.98%-1.00% due 5/6-5/21/2004 (4)                                                           102,500          102,462
General Electric Capital Corp. 1.02% due 5/3/2004                                                         3,200            3,200
General Electric Capital Services, Inc. 1.02%-1.03% due 5/19-6/21/2004                                   80,000           79,919
IBM Credit Corp. 1.01% due 6/10/2004 (4)                                                                 25,000           24,971
J.P. Morgan Chase & Co. 1.02%-1.03% due 5/7-6/21/2004                                                    90,000           89,909
Kimberly-Clark Worldwide Inc. 0.98%-0.99% due 5/21-5/27/2004 (4)                                         35,000           34,979
Pfizer Inc 1.00%-1.01% due 5/10-6/28/2004 (4)                                                           119,400          119,284
Procter & Gamble Co. 0.99%-1.00% due 5/13-6/7/2004 (4)                                                   56,400           56,362
United Parcel Service Inc. 0.97% due 6/2/2004                                                            25,000           24,977
Wal-Mart Stores Inc. 0.98%-1.01% due 5/25-6/22/2004 (4)                                                 130,800          130,654




CERTIFICATES OF DEPOSIT  -  1.85%
State Street Bank & Trust 1.04% due 6/21-7/12/2004                                                      100,000           99,990
Wells Fargo & Co. 1.02% due 5/24-7/13/2004                                                              128,800          128,796




FEDERAL AGENCY DISCOUNT NOTES  -  1.05%
Fannie Mae 1.005%-1.01% due 6/2-6/30/2004                                                                37,000           36,955
Federal Farm Credit Banks 0.97%-1.00% due 6/28-6/30/2004                                                 50,000           49,922
Federal Home Loan Bank 0.98%-1.01% due 5/19-6/23/2004                                                    43,300           43,264



U.S. TREASURIES  -  0.81%
U.S. Treasury Bills 0.908%-0.94% due 5/13-6/17/2004                                                     100,000           99,933






TOTAL SHORT-TERM SECURITIES (cost: $1,737,421,000)                                                                     1,737,417


TOTAL INVESTMENT SECURITIES (cost: $10,609,619,000)                                                                   12,368,539
Other assets less liabilities                                                                                             (5,852)

NET ASSETS                                                                                                           $12,362,687


(1) This security has been authorized but has not yet been issued and does not include the when-issued shares of Hospira.
(2) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(3) Index-linked bond whose principal amount moves with a government retail price index.
(4) Restricted securities that can be resold only to institutional investors.
    In practice, these securities are as liquid as unrestricted securities in the portfolio.

See Notes to Financial Statements


EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE OCTOBER 31, 2003
Kraft Foods
Marsh & McLennan Companies
McKesson
Sara Lee
U.S. Bancorp
Wal-Mart Stores
Walt Disney
Wyeth




EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE OCTOBER 31, 2003
Fluor
Honeywell International
TXU





FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at April 30, 2004                             (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market (cost: $10,609,619)                                                               $12,368,539
 Cash                                                                                                                      308
 Receivables for:
  Sales of investments                                                                       $27,997
  Sales of fund's shares                                                                      38,352
  Dividends and interest                                                                      27,217                    93,566
                                                                                                                    12,462,413
LIABILITIES:
 Payables for:
  Purchases of investments                                                                    83,553
  Repurchases of fund's shares                                                                 7,028
  Investment advisory services                                                                 2,792
  Services provided by affiliates                                                              4,978
  Deferred Directors' compensation                                                             1,358
  Other fees and expenses                                                                         17                    99,726
NET ASSETS AT APRIL 30, 2004                                                                                       $12,362,687

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                        $10,661,695
 Undistributed net investment income                                                                                    17,997
 Accumulated net realized loss                                                                                         (75,925)
 Net unrealized appreciation                                                                                         1,758,920
NET ASSETS AT APRIL 30, 2004                                                                                       $12,362,687

TOTAL AUTHORIZED CAPITAL STOCK - 750,000 shares, $0.001 par value
                                                                                                  SHARES                  NET ASSET
                                                                      NET ASSETS             OUTSTANDING            VALUE PER SHARE

Class A                                                              $10,985,411                 450,472                    $24.39
Class B                                                                  412,264                  17,015                     24.23
Class C                                                                  387,667                  16,024                     24.19
Class F                                                                  252,624                  10,389                     24.32
Class 529-A                                                               76,516                   3,143                     24.35
Class 529-B                                                               19,821                     816                     24.28
Class 529-C                                                               26,095                   1,074                     24.28
Class 529-E                                                                4,471                     184                     24.29
Class 529-F                                                                1,230                      51                     24.36
Class R-1                                                                  5,376                     222                     24.25
Class R-2                                                                 49,241                   2,032                     24.24
Class R-3                                                                 62,628                   2,579                     24.28
Class R-4                                                                 21,270                     874                     24.34
Class R-5                                                                 58,073                   2,383                     24.37

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $25.88 and $25.84, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                               unaudited
for the six months ended April 30, 2004                  (dollars in thousands)


INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding tax of $175)                                        $125,490
  Interest                                                                                     22,226                  $147,716

 Fees and expenses:
  Investment advisory services                                                                 16,135
  Distribution services                                                                        16,691
  Transfer agent services                                                                       4,280
  Administrative services                                                                         864
  Reports to shareholders                                                                         120
  Registration statement and prospectus                                                           368
  Postage, stationery and supplies                                                                545
  Directors' compensation                                                                         267
  Auditing and legal                                                                               67
  Custodian                                                                                        56
  State and local taxes                                                                            96
  Other                                                                                            62
  Total expenses before reimbursement                                                          39,551
   Reimbursement of expenses                                                                       58                    39,493
 Net investment income                                                                                                  108,223

NET REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS:
 Net realized loss on investments                                                                                       (66,894)
 Net unrealized appreciation on investments                                                                             677,239
  Net realized loss and unrealized appreciation on investments                                                          610,345
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                       $718,568



See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                           SIX MONTHS                YEAR ENDED
                                                                                      ENDED APRIL 30,               OCTOBER 31,
                                                                                                2004*                      2003
OPERATIONS:
 Net investment income                                                                       $108,223                  $207,510
 Net realized (loss) gain on investments                                                      (66,894)                   58,818
 Net unrealized appreciation on investments                                                   677,239                 1,374,180
  Net increase in net assets
   resulting from operations                                                                  718,568                 1,640,508

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
 Dividends from net investment income                                                        (112,734)                 (219,640)
 Distributions from net realized gain
  on investments                                                                              (42,042)                 (126,094)
   Total dividends and distributions paid
    to shareholders                                                                          (154,776)                 (345,734)

CAPITAL SHARE TRANSACTIONS                                                                  1,107,722                 1,221,104

TOTAL INCREASE IN NET ASSETS                                                                1,671,514                 2,515,878

NET ASSETS:
 Beginning of period                                                                       10,691,173                 8,175,295
 End of period (including undistributed
  net investment income: $17,997 and $22,508,
  respectively)                                                                           $12,362,687               $10,691,173

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                        unaudited



1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives - current income, growth of capital and conservation of principal - through investments in companies that participate in the growth of the American economy.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      SHARE CLASS       INITIAL SALES CHARGE CONTINGENT DEFERRED SALES         CONVERSION FEATURE
                                               CHARGE UPON REDEMPTION
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          TAXATION - Dividend income is recorded net of non-U.S. taxes paid.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; deferred expenses; cost of investments sold; and paydowns on investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of April 30, 2004, the cost of investment securities for federal income tax purposes was $10,616,974,000.

As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income                                                                     $      19,356
Undistributed short-term gains                                                                                  5,983
Accumulated long-term capital losses                                                                         (73,807)
Gross unrealized appreciation on investment securities                                                      2,053,528
Gross unrealized depreciation on investment securities                                                      (301,963)

The tax character of distributions paid to shareholders was as follows (dollars in thousands):


                               Six months ended April 30, 2004                            Year ended October 31, 2003
                                            Long-term                Total                           Long-term                Total
                     Ordinary income    capital gains   distributions paid    Ordinary income    capital gains   distributions paid
Share class
Class A                    $ 103,400         $ 38,063            $ 141,463          $ 207,630        $ 119,662            $ 327,292
Class B                        2,531            1,279                3,810              3,782            2,525                6,307
Class C                        2,178            1,110                3,288              2,785            1,735                4,520
Class F                        2,133              683                2,816              2,439              914                3,353
Class 529-A                      662              212                  874                808              329                1,137
Class 529-B                      103               57                  160                136               84                  220
Class 529-C                      129               69                  198                158               96                  254
Class 529-E                       32               12                   44                 38               14                   52
Class 529-F                        9                3                   12                  7                1                    8
Class R-1                         30               16                   46                 25                3                   28
Class R-2                        276              133                  409                247               52                  299
Class R-3                        408              142                  550                293               43                  336
Class R-4                        189               63                  252                101                4                  105
Class R-5                        654              200                  854              1,191              632                1,823
Total                      $ 112,734         $ 42,042            $ 154,776          $ 219,640        $ 126,094            $ 345,734

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. At the beginning of the period, these fees were based on a declining series of annual rates beginning with 0.384% on the first $1 billion of month-end net assets and decreasing to 0.240% on such assets in excess of $8 billion. The Board of Directors approved an amended agreement effective April 1, 2004, continuing the series of rates to include an additional annual rate of 0.230% on month-end net assets in excess of $13 billion. For the six months ended April 30, 2004, the investment advisory services fee was $16,135,000, which was equivalent to an annualized rate of 0.274% of average month-end net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2 and R-3, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described on the previous page for the six months ended April 30, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $12,393          $4,109         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          1,825             171          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          1,641          Included             $246                $39            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           263           Included              158                 15            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A          47           Included              48                  4                  $ 32
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B          86           Included              13                  4                    9
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         107           Included              16                  4                   11
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          9            Included               3                  -*                   2
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          1            Included               1                  -*                  -*
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           24           Included               4                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          154           Included              31                 112            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          118           Included              35                  32            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4           23           Included              14                  1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              27                  1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $16,691          $4,280              $596               $214                 $54
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $135,000 in current fees (either paid in cash or deferred) and a net increase of $132,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                               REINVESTMENTS OF
SHARE CLASS                                                     SALES(1)                 DIVIDENDS AND DISTRIBUTIONS
                                                          AMOUNT       SHARES                 AMOUNT          SHARES
SIX MONTHS ENDED APRIL 30, 2004
Class A                                              $ 1,133,480       46,492              $ 129,362           5,430
Class B                                                   92,416        3,819                  3,664             155
Class C                                                  122,895        5,082                  3,124             132
Class F                                                   96,054        3,950                  2,578             108
Class 529-A                                               23,227          955                    874              37
Class 529-B                                                5,337          220                    160               7
Class 529-C                                                9,209          379                    198               8
Class 529-E                                                1,356           56                     44               2
Class 529-F                                                  530           22                     12               1
Class R-1                                                  1,839           76                     46               2
Class R-2                                                 18,702          770                    409              17
Class R-3                                                 35,003        1,439                    536              22
Class R-4                                                  7,064          291                    251              10
Class R-5                                                  8,687          356                    479              20
Total net increase
   (decrease)                                        $ 1,555,799       63,907              $ 141,737           5,951

YEAR ENDED OCTOBER 31, 2003
Class A                                              $ 1,409,403       66,442              $ 299,136          14,284
Class B                                                  144,921        6,868                  6,063             290
Class C                                                  156,020        7,345                  4,306             205
Class F                                                  128,330        6,048                  3,041             143
Class 529-A                                               27,278        1,286                  1,137              54
Class 529-B                                                7,597          360                    220              10
Class 529-C                                                9,213          435                    255              12
Class 529-E                                                1,967           94                     52               2
Class 529-F                                                  611           28                      7              -*
Class R-1                                                  4,054          187                     28               1
Class R-2                                                 30,736        1,453                    299              14
Class R-3                                                 31,866        1,504                    334              15
Class R-4                                                 15,321          700                    105               5
Class R-5                                                  6,922          329                    955              46
Total net increase
   (decrease)                                        $ 1,974,239       93,079              $ 315,938          15,081



                                                              REPURCHASES(1)                        NET INCREASE
                                                          AMOUNT         SHARES               AMOUNT          SHARES
SHARE CLASS
                                                      $ (507,222)       (20,871)           $ 755,620          31,051
SIX MONTHS ENDED APRIL 30, 2004                          (15,104)          (625)              80,976           3,349
Class A                                                  (19,254)          (796)             106,765           4,418
Class B                                                  (27,184)        (1,132)              71,448           2,926
Class C                                                   (1,667)           (68)              22,434             924
Class F                                                     (307)           (13)               5,190             214
Class 529-A                                                 (639)           (26)               8,768             361
Class 529-B                                                 (104)            (5)               1,296              53
Class 529-C                                                  (33)            (1)                 509              22
Class 529-E                                                 (611)           (25)               1,274              53
Class 529-F                                               (3,808)          (156)              15,303             631
Class R-1                                                 (6,136)          (253)              29,403           1,208
Class R-2                                                 (2,416)           (99)               4,899             202
Class R-3                                                 (5,329)          (223)               3,837             153
Class R-4
Class R-5                                             $ (589,814)       (24,293)         $ 1,107,722          45,565
Total net increase
   (decrease)
                                                      $ (970,485)       (46,474)           $ 738,054          34,252
YEAR ENDED OCTOBER 31, 2003                              (25,604)        (1,231)             125,380           5,927
Class A                                                  (26,105)        (1,253)             134,221           6,297
Class B                                                  (30,043)        (1,418)             101,328           4,773
Class C                                                   (1,654)           (78)              26,761           1,262
Class F                                                     (296)           (14)               7,521             356
Class 529-A                                                 (453)           (22)               9,015             425
Class 529-B                                                  (98)            (4)               1,921              92
Class 529-C                                                   (4)            -*                  614              28
Class 529-E                                                 (575)           (25)               3,507             163
Class 529-F                                               (4,041)          (191)              26,994           1,276
Class R-1                                                 (4,763)          (223)              27,437           1,296
Class R-2                                                   (955)           (44)              14,471             661
Class R-3                                                 (3,997)          (190)               3,880             185
Class R-4
Class R-5                                           $ (1,069,073)       (51,167)         $ 1,221,104          56,993
Total net increase
   (decrease)

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.

5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of April 30, 2004, the total value of restricted securities was $493,707,000, which represented 3.99% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,801,026,000 and $1,035,008,000, respectively, during the six months ended April 30, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended April 30, 2004, the custodian fee of $56,000 included $3,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)

                                                                                 Income (loss) from investment operations(2)
                                                                                                       Net
                                                                Net asset                    gains (losses)
                                                                   value,            Net     on securities         Total from
                                                                beginning     investment    (both realized         investment
                                                                of period         income    and unrealized)        operations
CLASS A:
 Six months ended 4/30/2004 (5)                                    $23.17           $.23             $1.32              $1.55
 Year ended 10/31/2003                                              20.20            .49              3.31               3.80
 Year ended 10/31/2002                                              23.22            .49             (2.29)             (1.80)
 Year ended 10/31/2001                                              24.36            .65               .19                .84
 Year ended 10/31/2000                                              30.09            .80              (.74)               .06
 Year ended 10/31/1999                                              31.18            .82              1.78               2.60
CLASS B:
 Six months ended 4/30/2004 (5)                                     23.04            .14              1.31               1.45
 Year ended 10/31/2003                                              20.11            .32              3.28               3.60
 Year ended 10/31/2002                                              23.13            .32             (2.28)             (1.96)
 Year ended 10/31/2001                                              24.30            .44               .21                .65
 Period from 3/15/2000 to 10/31/2000                                21.78            .37              2.46               2.83
CLASS C:
 Six months ended 4/30/2004 (5)                                     23.01            .12              1.31               1.43
 Year ended 10/31/2003                                              20.09            .30              3.28               3.58
 Year ended 10/31/2002                                              23.12            .30             (2.28)             (1.98)
 Period from 3/15/2001 to 10/31/2001                                23.48            .24              (.35)              (.11)
CLASS F:
 Six months ended 4/30/2004 (5)                                     23.12            .22              1.32               1.54
 Year ended 10/31/2003                                              20.17            .46              3.30               3.76
 Year ended 10/31/2002                                              23.20            .47             (2.30)             (1.83)
 Period from 3/15/2001 to 10/31/2001                                23.54            .34              (.35)              (.01)
CLASS 529-A:
 Six months ended 4/30/2004 (5)                                     23.15            .22              1.32               1.54
 Year ended 10/31/2003                                              20.20            .47              3.31               3.78
 Period from 2/19/2002 to 10/31/2002                                23.31            .34             (3.07)             (2.73)
CLASS 529-B:
 Six months ended 4/30/2004 (5)                                     23.09            .11              1.32               1.43
 Year ended 10/31/2003                                              20.16            .27              3.30               3.57
 Period from 2/19/2002 to 10/31/2002                                23.31            .20             (3.06)             (2.86)
CLASS 529-C:
 Six months ended 4/30/2004 (5)                                     23.09            .11              1.32               1.43
 Year ended 10/31/2003                                              20.16            .27              3.30               3.57
 Period from 2/20/2002 to 10/31/2002                                23.54            .21             (3.30)             (3.09)
CLASS 529-E:
 Six months ended 4/30/2004 (5)                                     23.10            .18              1.31               1.49
 Year ended 10/31/2003                                              20.16            .38              3.30               3.68
 Period from 3/7/2002 to 10/31/2002                                 24.93            .27             (4.67)             (4.40)
CLASS 529-F:
 Six months ended 4/30/2004 (5)                                     23.16            .21              1.32               1.53
 Year ended 10/31/2003                                              20.22            .43              3.32               3.75
 Period from 9/17/2002 to 10/31/2002                                20.63            .05              (.34)              (.29)




FINANCIAL HIGHLIGHTS (1)                                           (continued)

                                                                                  Income (loss) from investment operations
                                                                                                       Net
                                                                Net asset                     gains(losses)
                                                                   value,            Net     on securities         Total from
                                                                beginning     investment    (both realized         investment
                                                                of period         income    and unrealized)        operations
CLASS R-1:
 Six months ended 4/30/2004 (5)                                    $23.06           $.12             $1.32              $1.44
 Year ended 10/31/2003                                              20.17            .26              3.33               3.59
 Period from 6/11/2002 to 10/31/2002                                23.56            .12             (3.29)             (3.17)
CLASS R-2:
 Six months ended 4/30/2004 (5)                                     23.05            .13              1.31               1.44
 Year ended 10/31/2003                                              20.17            .29              3.28               3.57
 Period from 5/31/2002 to 10/31/2002                                24.35            .14             (4.10)             (3.96)
CLASS R-3:
 Six months ended 4/30/2004 (5)                                     23.09            .17              1.32               1.49
 Year ended 10/31/2003                                              20.18            .37              3.30               3.67
 Period from 6/6/2002 to 10/31/2002                                 23.70            .17             (3.44)             (3.27)
CLASS R-4:
 Six months ended 4/30/2004 (5)                                     23.14            .22              1.32               1.54
 Year ended 10/31/2003                                              20.19            .44              3.32               3.76
 Period from 6/27/2002 to 10/31/2002                                22.95            .17             (2.79)             (2.62)
CLASS R-5:
 Six months ended 4/30/2004 (5)                                     23.17            .26              1.32               1.58
 Year ended 10/31/2003                                              20.21            .54              3.29               3.83
 Period from 5/15/2002 to 10/31/2002                                24.66            .26             (4.43)             (4.17)


FINANCIAL HIGHLIGHTS (1)

                                                                         Dividends and distributions

                                                                 Dividends
                                                                 (from net  Distributions             Total         Net asset
                                                                investment  (from capital     dividends and        value, end
                                                                   income)         gains)     distributions         of period
CLASS A:
 Six months ended 4/30/2004 (5)                                     $(.24)         $(.09)            $(.33)            $24.39
 Year ended 10/31/2003                                               (.52)          (.31)             (.83)             23.17
 Year ended 10/31/2002                                               (.57)          (.65)            (1.22)             20.20
 Year ended 10/31/2001                                               (.72)         (1.26)            (1.98)             23.22
 Year ended 10/31/2000                                               (.74)         (5.05)            (5.79)             24.36
 Year ended 10/31/1999                                               (.76)         (2.93)            (3.69)             30.09
CLASS B:
 Six months ended 4/30/2004 (5)                                      (.17)          (.09)             (.26)             24.23
 Year ended 10/31/2003                                               (.36)          (.31)             (.67)             23.04
 Year ended 10/31/2002                                               (.41)          (.65)            (1.06)             20.11
 Year ended 10/31/2001                                               (.56)         (1.26)            (1.82)             23.13
 Period from 3/15/2000 to 10/31/2000                                 (.31)             -              (.31)             24.30
CLASS C:
 Six months ended 4/30/2004 (5)                                      (.16)          (.09)             (.25)             24.19
 Year ended 10/31/2003                                               (.35)          (.31)             (.66)             23.01
 Year ended 10/31/2002                                               (.40)          (.65)            (1.05)             20.09
 Period from 3/15/2001 to 10/31/2001                                 (.25)             -              (.25)             23.12
CLASS F:
 Six months ended 4/30/2004 (5)                                      (.25)          (.09)             (.34)             24.32
 Year ended 10/31/2003                                               (.50)          (.31)             (.81)             23.12
 Year ended 10/31/2002                                               (.55)          (.65)            (1.20)             20.17
 Period from 3/15/2001 to 10/31/2001                                 (.33)             -              (.33)             23.20
CLASS 529-A:
 Six months ended 4/30/2004 (5)                                      (.25)          (.09)             (.34)             24.35
 Year ended 10/31/2003                                               (.52)          (.31)             (.83)             23.15
 Period from 2/19/2002 to 10/31/2002                                 (.38)             -              (.38)             20.20
CLASS 529-B:
 Six months ended 4/30/2004 (5)                                      (.15)          (.09)             (.24)             24.28
 Year ended 10/31/2003                                               (.33)          (.31)             (.64)             23.09
 Period from 2/19/2002 to 10/31/2002                                 (.29)             -              (.29)             20.16
CLASS 529-C:
 Six months ended 4/30/2004 (5)                                      (.15)          (.09)             (.24)             24.28
 Year ended 10/31/2003                                               (.33)          (.31)             (.64)             23.09
 Period from 2/20/2002 to 10/31/2002                                 (.29)             -              (.29)             20.16
CLASS 529-E:
 Six months ended 4/30/2004 (5)                                      (.21)          (.09)             (.30)             24.29
 Year ended 10/31/2003                                               (.43)          (.31)             (.74)             23.10
 Period from 3/7/2002 to 10/31/2002                                  (.37)             -              (.37)             20.16
CLASS 529-F:
 Six months ended 4/30/2004 (5)                                      (.24)          (.09)             (.33)             24.36
 Year ended 10/31/2003                                               (.50)          (.31)             (.81)             23.16
 Period from 9/17/2002 to 10/31/2002                                 (.12)             -              (.12)             20.22




FINANCIAL HIGHLIGHTS (1)                                          (continued)

                                                                        Dividends and distributions

                                                                 Dividends
                                                                 (from net  Distributions             Total          Net asset
                                                                investment  (from capital     dividends and         value, end
                                                                   income)         gains)     distributions          of period
CLASS R-1:
 Six months ended 4/30/2004 (5)                                     $(.16)         $(.09)            $(.25)             $24.25
 Year ended 10/31/2003                                               (.39)          (.31)             (.70)              23.06
 Period from 6/11/2002 to 10/31/2002                                 (.22)             -              (.22)              20.17
CLASS R-2:
 Six months ended 4/30/2004 (5)                                      (.16)          (.09)             (.25)              24.24
 Year ended 10/31/2003                                               (.38)          (.31)             (.69)              23.05
 Period from 5/31/2002 to 10/31/2002                                 (.22)             -              (.22)              20.17
CLASS R-3:
 Six months ended 4/30/2004 (5)                                      (.21)          (.09)             (.30)              24.28
 Year ended 10/31/2003                                               (.45)          (.31)             (.76)              23.09
 Period from 6/6/2002 to 10/31/2002                                  (.25)             -              (.25)              20.18
CLASS R-4:
 Six months ended 4/30/2004 (5)                                      (.25)          (.09)             (.34)              24.34
 Year ended 10/31/2003                                               (.50)          (.31)             (.81)              23.14
 Period from 6/27/2002 to 10/31/2002                                 (.14)             -              (.14)              20.19
CLASS R-5:
 Six months ended 4/30/2004 (5)                                      (.29)          (.09)             (.38)              24.37
 Year ended 10/31/2003                                               (.56)          (.31)             (.87)              23.17
 Period from 5/15/2002 to 10/31/2002                                 (.28)             -              (.28)              20.21




FINANCIAL HIGHLIGHTS (1)



                                                                         Ratio of expenses   Ratio of expenses       Ratio of
                                                            Net assets,     to average net      to average net     net income
                                                  Total   end of period      assets before        assets after     to average
                                              return (3)   (in millions)     reimbursement       reimbursement(4)  net assets
CLASS A:
 Six months ended 4/30/2004 (5)                   6.73%         $10,986           .62%  (6)           .62%  (6)       1.92%  (6)
 Year ended 10/31/2003                            19.31           9,716            .62                 .62             2.32
 Year ended 10/31/2002                            (8.42)          7,782            .60                 .60             2.15
 Year ended 10/31/2001                             3.71           8,399            .59                 .59             2.68
 Year ended 10/31/2000                             1.21           8,343            .59                 .59             3.29
 Year ended 10/31/1999                             9.00          10,421            .57                 .57             2.67
CLASS B:
 Six months ended 4/30/2004 (5)                    6.32             412           1.40  (6)           1.40  (6)        1.13  (6)
 Year ended 10/31/2003                            18.32             315           1.41                1.41             1.49
 Year ended 10/31/2002                            (9.11)            156           1.40                1.40             1.40
 Year ended 10/31/2001                             2.88              59           1.38                1.38             1.80
 Period from 3/15/2000 to 10/31/2000              13.07              10           1.38  (6)           1.38  (6)        2.33  (6)
CLASS C:
 Six months ended 4/30/2004 (5)                    6.25             388           1.48  (6)           1.48  (6)        1.04  (6)
 Year ended 10/31/2003                            18.23             267           1.49                1.49             1.39
 Year ended 10/31/2002                            (9.20)            107           1.48                1.48             1.34
 Period from 3/15/2001 to 10/31/2001               (.48)             28           1.48  (6)           1.48  (6)        1.64  (6)
CLASS F:
 Six months ended 4/30/2004 (5)                    6.69             253            .71  (6)            .71  (6)        1.80  (6)
 Year ended 10/31/2003                            19.14             172            .72                 .72             2.14
 Year ended 10/31/2002                            (8.57)             54            .75                 .75             2.08
 Period from 3/15/2001 to 10/31/2001               (.05)             12            .76  (6)            .76  (6)        2.30  (6)
CLASS 529-A:
 Six months ended 4/30/2004 (5)                    6.70              77            .71  (6)            .71  (6)        1.80  (6)
 Year ended 10/31/2003                            19.19              51            .67                 .67             2.22
 Period from 2/19/2002 to 10/31/2002             (11.88)             19            .70  (6)            .70  (6)        2.25  (6)
CLASS 529-B:
 Six months ended 4/30/2004 (5)                    6.20              20           1.60  (6)           1.60  (6)         .92  (6)
 Year ended 10/31/2003                            18.07              14           1.61                1.61             1.27
 Period from 2/19/2002 to 10/31/2002             (12.40)              5           1.60  (6)           1.60  (6)        1.36  (6)
CLASS 529-C:
 Six months ended 4/30/2004 (5)                    6.21              26           1.59  (6)           1.59  (6)         .92  (6)
 Year ended 10/31/2003                            18.09              16           1.60                1.60             1.28
 Period from 2/20/2002 to 10/31/2002             (13.25)              6           1.59  (6)           1.59  (6)        1.38  (6)
CLASS 529-E:
 Six months ended 4/30/2004 (5)                    6.47               4           1.07  (6)           1.07  (6)        1.45  (6)
 Year ended 10/31/2003                            18.72               3           1.07                1.07             1.80
 Period from 3/7/2002 to 10/31/2002              (17.78)              1           1.05  (6)           1.05  (6)        1.95  (6)
CLASS 529-F:
 Six months ended 4/30/2004 (5)                    6.64               1            .82  (6)            .82  (6)        1.69  (6)
 Year ended 10/31/2003                            19.03               1            .82                 .82             1.99
 Period from 9/17/2002 to 10/31/2002              (1.42)              -  (7)       .09                 .09              .26




FINANCIAL HIGHLIGHTS (1)                                           (continued)



                                                                            Ratio of expenses   Ratio of expenses       Ratio of
                                                             Net assets,       to average net      to average net     net income
                                                   Total   end of period         asets before         asets after     to average
                                                  return    (in millions)      reimbursements      reimbursements(4)  net assets
CLASS R-1:
 Six months ended 4/30/2004 (5)                    6.26%             $5           1.52%  (6)          1.50%  (6)       1.02%  (6)
 Year ended 10/31/2003                             18.19              4           1.65                1.50             1.18
 Period from 6/11/2002 to 10/31/2002              (13.50)             -  (7)      1.24                 .58              .60
CLASS R-2:
 Six months ended 4/30/2004 (5)                     6.29             49           1.74  (6)           1.47  (6)        1.04  (6)
 Year ended 10/31/2003                             18.10             32           1.86                1.47             1.35
 Period from 5/31/2002 to 10/31/2002              (16.31)             3            .75                 .61              .67
CLASS R-3:
 Six months ended 4/30/2004 (5)                     6.48             63           1.08  (6)           1.08  (6)        1.41  (6)
 Year ended 10/31/2003                             18.64             32           1.14                1.08             1.72
 Period from 6/6/2002 to 10/31/2002               (13.87)             2            .53                 .43              .83
CLASS R-4:
 Six months ended 4/30/2004 (5)                     6.69             21            .71  (6)            .71  (6)        1.81  (6)
 Year ended 10/31/2003                             19.14             16            .73                 .72             2.03
 Period from 6/27/2002 to 10/31/2002              (11.43)             -  (7)       .53                 .25              .84
CLASS R-5:
 Six months ended 4/30/2004 (5)                     6.84             58            .40  (6)            .40  (6)        2.14  (6)
 Year ended 10/31/2003                             19.50             52            .41                 .41             2.53
 Period from 5/15/2002 to 10/31/2002              (16.98)            41            .18                 .18             1.22


                                                          Six months ended
                                                               April 30,                       Year ended October 31
                                                                2004(5)            2003      2002       2001       2000      1999

Portfolio turnover rate for all classes of shares                  10%              24%       31%        45%        29%       42%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During the start-up period for the retirement plan share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.


See Notes to Financial Statements


OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American Mutual Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.78 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.86 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.09 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of American Mutual Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
>  American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-903-0604P

Litho in USA BC/L/8079-S79

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. American Mutual Fund, Inc.

By /s/ James K. Dunton
-------------------------------------------------------
James K. Dunton, Chairman and PEO

Date: July 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /s/ James K. Dunton
   ------------------------------------------------------
James K. Dunton, Chairman and PEO

Date: July 8, 2004


By    /s/  Jeffrey P. Regal
   ----------------------------------------------------
Jeffrey P. Regal, Treasurer

Date: July 8, 2004